OTHER PROVISIONS, CURRENT AND NON-CURRENT - Details of Contingencies provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other provisions, Current and Non current
Balances	$ 48,695,427	$ 57,412,406	$ 50,070,273
Litigation
Other provisions, Current and Non current
Balances	48,695,427	57,412,406
Tax contingencies
Other provisions, Current and Non current
Balances	27,339,444	28,673,105
Labor contingencies
Other provisions, Current and Non current
Balances	11,374,753	9,502,630
Civil contingencies
Other provisions, Current and Non current
Balances	$ 9,981,230	$ 19,236,671